Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Equipment, Cost beginning	$ 72,892	$ 61,640
Total Cost beginning	72,892	61,640	$ 32,482
Equipment, Cost ending	81,965	72,892	61,640
Total Cost ending		72,892	61,640
Equipment, Accumulated depreciation beginning	19,773	8,105
Total Accumulated depreciation beginning	19,773	8,105	2,757
Equipment, Accumulated depreciation ending	26,214	19,773	8,105
Total Accumulated depreciation ending		19,773	8,105
Equipment, Net book value beginning	55,751	53,119	53,535
Total Net book value beginning		53,119	53,535
Equipment, Additions	9,160	11,191
Total Additions		11,191	35,527
Equipment, Disposal cost
Total, Disposal cost			(6,188)
Equipment, Foreign currency translation cost	(87)	61
Total Foreign currency translation cost		61	(181)
Equipment, Depreciation	6,478	11,649
Total Depreciation		11,649	6,512
Total, Disposal			(1,142)
Equipment, Foreign currency translation	(36)	19
Total Foreign currency translation		19	(22)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost beginning	53,174	50,516	32,482
Equipment, Cost ending	62,334	53,174	50,516
Equipment, Accumulated depreciation beginning	15,732	7,052	2,757
Equipment, Accumulated depreciation ending	20,727	15,732	7,052
Equipment, Net book value beginning	41,607	37,442	43,464
Equipment, Additions	9,160	2,658	24,222
Equipment, Disposal cost			(6,188)
Equipment, Foreign currency translation cost
Equipment, Depreciation	4,994	8,680	5,437
Equipment, Disposal			(1,142)
Equipment, Foreign currency translation
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost beginning	16,898	8,365
Furniture and Fixtures, Cost beginning	16,898	8,365
Equipment, Cost ending	16,898	16,898	8,365
Furniture and Fixtures, Cost ending		16,898	8,365
Equipment, Accumulated depreciation beginning	2,962	548
Furniture and Fixtures, Accumulated depreciation beginning	2,962	548
Equipment, Accumulated depreciation ending	4,169	2,962	548
Furniture and Fixtures, Accumulated depreciation ending		2,962	548
Equipment, Net book value beginning	12,729	13,936
Furniture and Fixtures, Net book value beginning		13,936	7,817
Equipment, Additions		8,533
Furniture and Fixtures, Additions		8,533	8,365
Furniture and Fixtures, Disposal cost
Equipment, Foreign currency translation cost
Furniture and Fixtures, Foreign currency translation cost
Equipment, Depreciation	1,207	2,414
Furniture and Fixtures, Depreciation		2,414	548
Furniture and Fixtures, Disposal
Equipment, Foreign currency translation
Furniture and Fixtures, Foreign currency translation
Computers [Member]
Property, Plant and Equipment [Line Items]
Equipment, Cost beginning	2,820	2,759
Computers, Cost beginning	2,820	2,759
Equipment, Cost ending	2,733	2,820	2,759
Computers, Cost ending		2,820	2,759
Equipment, Accumulated depreciation beginning	1,079	505
Computers, Accumulated depreciation beginning	1,079	505
Equipment, Accumulated depreciation ending	1,318	1,079	505
Computers, Accumulated depreciation ending		1,079	505
Equipment, Net book value beginning	1,415	1,741
Computers, Net book value beginning		1,741	2,254
Equipment, Additions
Computers, Additions,			2,940
Computers, Disposal cost
Equipment, Foreign currency translation cost	(87)	61
Computers, Foreign currency translation cost		61	(181)
Equipment, Depreciation	276	555
Computers, Depreciation		555	527
Computers, Disposal
Equipment, Foreign currency translation	$ (36)	19
Computers, Foreign currency translation		$ 19	$ (22)